Loans receivable, net (Schedule of Significant Inputs Used to Estimate Fair Value of Call Option) (Details) - Call Option	Jul. 22, 2015
Loans receivable, net
Risk free rate of interest	2.38%
Dividend Yield	0.00%
Volatility	55.00%